SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 3: -	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual consolidated financial statements of the Company as disclosed in the Company's Annual Report on Form 20-F for the period ended December 31, 2016 filed with the SEC on March 30, 2017, are applied consistently in these unaudited interim consolidated financial statements, except:

Recently issued accounting standards:

1.
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (“ASC 606”). Under the new standard, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The FASB has recently issued several amendments to the standard, including clarification on identifying performance obligations.

The guidance permits two methods of adoption: retrospectively to each prior reporting period presented (the full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the modified retrospective method).

ASC 606 will be effective for the Company beginning January 1, 2018. The Company is adopting ASC 606 effective January 1, 2018 and expects to do so using the modified retrospective method. However, a final decision regarding the adoption method has not been finalized at this time.

The Company has made progress toward completing the evaluation of the potential changes from adopting ASC 606 on its financial reporting and disclosures.  The Company has evaluated the impact of the standard on the majority of its revenue streams. Under the new standard, an entity recognizes revenue when or as it satisfies a performance obligation by transferring a good or service to the customer, either at a point in time or over time. Based on its current analysis, the Company expects to continue to recognize most of its product solution revenue at a point in time upon delivery or obtaining acceptance, when such acceptance is deemed substantive; in addition, the Company may identify additional performance obligations. For fixed price contracts, which include significant customization, that are currently recognized using the percentage-of-completion method based on labor effort, the Company does not expect significant changes. The Company's evaluation of the standard and its impact on the accounting and disclosure required changes, design of new controls, changes in its business processes and systems will continue through the adoption date.

2.
In May 2017, the FASB issued ASU 2017-09, Compensation-Stock Compensation (Topic 718) Scope of Modification Accounting (“ASU 2017-09”). ASU 2017-09 provides clarification on when modification accounting should be used for changes to the terms or conditions of a share-based payment award. This ASU does not change the accounting for modifications but clarifies that modification accounting guidance should only be applied if there is a change to the value, vesting conditions, or award classification and would not be required if the changes are considered non-substantive. The Company is currently evaluating the impact that adopting this new accounting standard will have on its consolidated financial statements.